Hedging Instruments - Additional Information (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2023 EUR (€) Rate	Mar. 31, 2025 EUR (€)
Cash Flow Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedge ineffectiveness recognized in consolidated statements of operations | $	$ 0	$ 0
Forward Foreign Currency Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of hedging instrument | €			€ 970,000	€ 470,000	€ 930,100
Average exchange rate | Rate			1.1	1.09